Debt Covenants - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of debt [line items]
EBITDAR coverage ratio		175.00%
Capitalization Ratio		86.00%
Coverage ratio		150.00%
Debt service ratio		140.00%
Leverage ratio		4.50%	4.00%
Other Covenants [Member]
Disclosure of debt [line items]
Leverage ratio		5.90%
Minimum liquidity covenant		$ 400,000,000
Minimum liquidity covenant temporarily reduction		300,000,000
Covenant debt provision		$ 5,880,000,000
Covenant debt provision, description		Covenant debt Provision - calculated by taking Avianca Holdings’ adjusted debt and subtracting the lesser of its nrestricted cash and $200 million.
Capital expenditures requirement		$ 659,000,000
Scenario Forecast1 [member] | Other Covenants [Member]
Disclosure of debt [line items]
Covenant debt provision	$ 5,710,000,000
Capital expenditures requirement	$ 1,245,000,000
Bottom of Range [member]
Disclosure of debt [line items]
Cash reserves held or controlled to guarantor or subsidiaries		$ 350,000,000
EBITDA margin rate		0.00%